Intangible Assets and Goodwill	12 Months Ended
Apr. 29, 2017
Intangible Assets and Goodwill
14.	Intangible Assets and Goodwill

Amortizable intangible assets	Useful Life	As of April 29, 2017
		Gross Carrying Amount	Accumulated Amortization	Total
Technology	5-10	$10,710	$(9,997)	$713
Distribution contracts	10	8,325	(8,201)	124
Other	3-10	6,458	(6,384)	74

		$25,493	$(24,582)	$911

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				15,894

				$309,294

Total amortizable and unamortizable intangible assets as of April 29, 2017				$310,205

Amortizable intangible assets	Useful Life	As of April 30, 2016
		Gross Carrying Amount	Accumulated Amortization	Total
Technology	5-10	$10,710	$(9,589)	$1,121
Distribution contracts	10	8,325	(7,905)	420
Other	3-10	6,375	(6,306)	69

		$25,410	$(23,800)	$1,610

Unamortizable intangible assets		Trade name	Publishing contracts	Total
Balance at May 2, 2015		$293,400	$19,734	$313,134
Impairment		—	(3,840)	(3,840)

Balance at April 30, 2016		$293,400	$15,894	$309,294

Total amortizable and unamortizable intangible assets as of April 30, 2016				$310,904

All amortizable intangible assets are being amortized over their useful life on a straight-line basis.

Aggregate Amortization Expense
For the 52 weeks ended April 29, 2017	$782
For the 52 weeks ended April 30, 2016	$1,012
For the 52 weeks ended May 2, 2015	$4,461

Estimated Amortization Expense
(12 months ending on or about April 30)
2018	$587
2019	$324

The Company tests unamortizable intangible assets by comparing the fair value and the carrying value of such assets. Impairment losses included in selling and administrative expenses related to unamortizable intangible assets totaled $0, $3,840 and $0 during fiscal 2017, fiscal 2016 and fiscal 2015, respectively. Changes in market conditions, among other factors, could have a material impact on these estimates.

During fiscal 2016, the Company impaired one of its publishing contracts due to a significant drop in business with that publisher, driven by lower title offerings, product quality and the loss of a distribution partner. As a result, the Company recorded an impairment charge of $3,840 in selling and administrative expenses during the 13 weeks ended January 30, 2016.

The changes in the carrying amount of goodwill by segment for fiscal 2017 and fiscal 2016 are as follows:

	B&N Retail Segment	NOOK Segment	Total Company
Balance as of May 2, 2015	$215,197	—	$215,197
Benefit of excess tax amortization (a)	(3,921)	—	(3,921)

Balance as of April 30, 2016	$211,276	—	$211,276
Benefit of excess tax amortization (a)	(3,895)	—	(3,895)

Balance as of April 29, 2017	$207,381	—	$207,381

(a)	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.